Vessels - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Management fees to related parties	$ 411,000
OceanPal Inc. Predecessors
Property, Plant and Equipment [Line Items]
Management fees to related parties		$ 377,671	$ 378,000